DEPOSITS (Schedule of Retail Deposit Accounts) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Amount
Non-interest-earning checking	$ 17,284	$ 17,806
Interest-earning checking	22,201	20,238
Savings accounts	47,232	45,092
Money market accounts	23,050	23,601
Savings certificates	30,250	31,326
Advance payments by borrowers for taxes and insurance	1,261	865
Total	$ 141,278	$ 138,928
Percent of Portfolio
Non-interest-earning checking	12.20%	12.80%
Interest-earning checking	15.70%	14.60%
Savings accounts	33.50%	32.50%
Money market accounts	16.30%	17.00%
Savings certificates	21.40%	22.50%
Advance payments by borrowers for taxes and insurance	0.90%	0.60%
Total	100.00%	100.00%